Specific items	12 Months Ended
Mar. 31, 2019
Specific Items [Abstract]
Specific items

10. Specific items

Significant accounting policies that apply to specific items

We separately identify and disclose those items that in management’s judgement need to be disclosed by virtue of their size, nature or incidence (termed ‘specific items’). Specific items are used to derive the adjusted results as presented in the consolidated income statement presented on page 110. Adjusted results are consistent with the way that financial performance is measured by management and assists in providing an additional analysis of the reporting trading results of the group.  Specific items may not be comparable to similarly titled measures used by other companies.

In determining whether an event or transaction is specific, management considers quantitative as well as qualitative factors. Examples of charges or credits meeting the above definition and which have been presented as specific items in the current and/or prior years include acquisitions/disposals of businesses and investments, retrospective regulatory matters, historical insurance or litigation claims, business restructuring programmes, asset impairment charges, property rationalisation programmes, net interest on pensions and the settlement of multiple tax years. In the event that items meet the criteria, which are applied consistently from year to year, they are treated as specific items.

Year ended 31 March	2019 £m	2018 £m	2017 £m
Revenue
Italian business investigation	–	–	22
Retrospective regulatory matters	31	23	(2)
	31	23	20
Operating costs
EE acquisition warranty claims	–	225	–
Restructuring charges	386	241	–
EE integration costs	–	46	215
Property rationalisation costs	36	28	–
Pension equalisation costs	26	–	–
Retrospective regulatory matters	(4)	26	481
Italian business investigation	(55)	22	238
Out of period irrecoverable VAT	–	–	30
Profit (loss) on disposal of businesses	5	(1)	(16)
	394	587	948
Operating loss	425	610	968
Net finance expense
Interest expense on retirement benefit obligation	139	218	209
Interest on out of period irrecoverable VAT	–	—	1
	139	218	210
Net specific items charge before tax	564	828	1,178
Taxation
Tax credit on specific items above	(112)	(87)	(154)
Tax credit on re-measurement of deferred tax	–	—	(63)
	(112)	(87)	(217)
Net specific items charge after tax	452	741	961

Restructuring charges

During the year we incurred charges of £386m (2017/18: £241m, 2016/17: £nil), primarily relating to leaver costs. These costs reflect projects within our group-wide cost transformation programme and include costs related to the remaining integration of EE and £23m costs to close the BT Pension Scheme and provide transition payments to affected employees.

EE integration costs

EE integration costs incurred in prior years (2017/18: £46m, 2016/17: £215m) relate to EE related restructuring and leaver costs.  In 2016/17, this also included a £62m amortisation charge relating to the write-off of IT assets as we integrated the EE and BT IT infrastructure. In the current year remaining EE integration activities have been combined into the wider restructuring programme.

Retrospective regulatory matters

We have recognised a net charge of £27m (2017/18: £49m, 2016/17: £479m) in relation to regulatory matters in the year. This reflects the completion of the majority of compensation payments to other communications providers in relation to Ofcom’s March 2017 findings of its investigation into our historical practices on Deemed Consent by Openreach, and new matters arising. Of this, £31m is recognised in revenue offset by £4m in operating costs.

10. Specific items continued

Pension equalisation costs

During the year we recognised a charge of £26m (2017/18: £nil, 2016/17: £nil) in relation to the high court requirement to equalise pension benefits between men and women due to guaranteed minimum pension (GMP).

Property rationalisation costs

We have recognised a charge of £36m (2017/18: £28m, 2016/17: £nil) relating to the rationalisation of the group’s property portfolio and a reassessment of lease-end obligations.

Italian business investigation

During the year we have released £(55)m provisions relating to settlement of various matters in our Italian business (2017/18: a charge of £22m, 2016/17: a charge of £238m).

Interest expense on retirement benefit obligation

During the year we incurred £139m (2017/18: £218m, 2016/17: 209m) of interest costs in relation to our defined benefit pension obligations. See note 20 for more details.

Tax on specific items

A tax credit of £112m (2017/18: £87m, 2016/17: 154m) was recognised in relation to specific items.

EE acquisition warranty claims

In the prior year we reached settlements with Deutsche Telekom and Orange in respect of any warranty claims under the 2015 EE acquisition agreement, arising from the issues previously announced regarding our operations in Italy. This represents a full and final settlement of these issues and resulted in a specific item charge of £225m.